Earnings (Loss) Per Share	12 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
13.	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	For the years ended September 30,
	2022	2023	2024
	RMB	RMB	RMB	USD
Numerator:
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders	820,023	(71,313)	(226,821)	(32,322)
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders	(495,083)	(25,102)	(613,166)	(87,376)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	386,345	55,054
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	1,025,842,445,700	2,805,073,364,600	21,007,405,473,671	21,007,405,473,671

Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	0.00	(0.00)	(0.00)	(0.00)
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	0.00	(0.00)	0.00	0.00

For the years ended September 30, 2022 and 2023, weighted average ordinary shares included 359,002,700 and 718,005,400 stock options, which were vest but unexercised as of September 30, 2022 and 2023, respectively. The Company included the stock options because they are exercisable at nil. For the years ended September 30, 2024, weighted average ordinary shares did not included stock options.

For the years ended September 30, 2022, 2023 and 2024, potential ordinary shares from assumed conversion of nil, nil and nil convertible notes as well as 3,769,002,700, 3,410,000,000 and 3,410,000,000 options have not been reflected in the calculation of diluted net losses per share as their inclusion would have been anti-dilutive.